BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2013
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

3. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation—The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP").

        Principles of Consolidation—The consolidated financial statements include the accounts of the Partnership and its subsidiaries. All significant intercompany transactions and balances have been eliminated in consolidation.

        Investments in Real Estate—Real estate acquisitions are recorded at cost as of the date of closing. Costs related to the acquisition of properties are expensed as incurred. Investments in real estate are stated at depreciated cost. Depreciation and amortization are recorded on a straight-line basis over the estimated useful lives as follows:

Buildings and improvements	15 - 40 years
Furniture, fixtures, and equipment	3 - 5 years
Tenant improvements	Shorter of the useful lives or the terms of the related leases

        Improvements and replacements are capitalized when they extend the useful life, increase capacity, or improve the efficiency of the asset. Ordinary repairs and maintenance are expensed as incurred.

        Investments in real estate are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount to the future net cash flows, undiscounted and without interest, expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the estimated fair value of the assets. The estimated fair value of the asset group identified for step two testing is based on either the income approach, with market discount rate, terminal capitalization rate, and rental rate assumptions being most critical, or on the sales comparison approach to similar properties. Assets to be disposed of are reported at the lower of the carrying amount or fair value, less costs to sell. No impairment of long-lived assets was recognized during the years ended December 31, 2013, 2012 and 2011.

        Note Receivable—Note receivable represents a mortgage note investment secured by a first mortgage on a hotel located near the Los Angeles Airport. The note paid interest monthly at the London InterBank Offered Rate ("LIBOR") plus 2.35%, with a LIBOR floor of 4.75%. For the year ended December 31, 2012, and for the period from January 1, 2013, to October 8, 2013, the interest rate was 7.10%. The note was acquired at a discount of $6,015,000, which was amortized from note acquisition through August 9, 2012. Discount amortization of $0, $810,000, and $1,388,000 was recorded in interest and other income for the years ended December 31, 2013, 2012 and 2011, respectively. The note matured on August 9, 2012, and was extended through August 9, 2013. The borrower stopped paying interest in February 2013. The Partnership entered into negotiations with the borrower and simultaneously commenced a judicial foreclosure action and a nonjudicial foreclosure against the borrower and the property, and on October 8, 2013, a subsidiary of the Partnership submitted the highest bid at a foreclosure auction and took possession of the hotel. The mortgage note investment basis was transferred to the property components at their relative fair values on title transfer (see Note 4). The borrower's most recent default made principal exposure likely but not yet certain, and, as such, from February 2013 to October 2013, the Partnership accounted for the note under the nonaccrual method.

        In May 2011, the Partnership acquired a first mortgage note receivable, secured by a residential condominium project located in Manhattan, New York. The Partnership foreclosed on the property in October 2011 and took title to the property. The mortgage note investment basis was transferred to the property components at their relative fair values on title transfer. During the year ended December 31, 2012, the Partnership collected $8,409,000 in funds held by the receiver and deposits held in escrow (see Note 4).

        The Partnership recognized interest income and fees, inclusive of discount amortization, related to the two mortgage notes of $316,000, $3,034,000, and $5,929,000 during the years ended December 31, 2013, 2012 and 2011, respectively. At December 31, 2012 and 2011, the Partnership recorded interest receivable related to the hotel's first mortgage of $265,000 and $506,000, respectively, included in accounts receivable.

        On an annual basis, and more frequently if indicators exist, we evaluate the collectability of our notes receivable. Our evaluation of collectability involves judgment, estimates, and a review of the underlying collateral and borrowers' business models and future operations in accordance with Accounting Standards Codification ("ASC") 450-20, Contingencies—Loss Contingencies, and ASC 310-10, Receivables. For the period from January 1, 2013, to October 8, 2013, and the years ended December 31, 2012 and 2011, no impairments on notes receivable were recorded.

        Cash and Cash Equivalents—Cash and cash equivalents include short-term liquid investments with initial maturities of three months or less.

        Restricted Cash—The loan and hotel management agreements provide for depositing cash into restricted accounts reserved for property taxes, insurance, and capital expenditures.

        Deferred Rent Receivable and Charges—Deferred rent receivable and charges consist of deferred rent, loan costs, and deferred leasing costs. Deferred rent receivable is $49,543,000 and $39,062,000 at December 31, 2013, and 2012, respectively. Deferred loan costs, which represent legal and third-party fees incurred in connection with our borrowing activities, are capitalized and amortized to interest expense on a straight-line basis over the life of the related loan, approximating the effective interest method. Deferred loan costs of $5,748,000 and $5,353,000 are presented net of accumulated amortization of $3,620,000 and $2,836,000 at December 31, 2013 and 2012, respectively. Deferred leasing costs, which represent lease commissions and other direct costs associated with the acquisition of tenants, are capitalized and amortized on a straight-line basis over the terms of the related leases. Deferred leasing costs of $55,826,000 and $44,296,000 are presented net of accumulated amortization of $19,891,000 and $13,083,000 at December 31, 2013 and 2012, respectively.

        Noncontrolling Interests—Noncontrolling interests represent interests in the various properties not owned by the Partnership.

        Purchase Accounting for Acquisition of Investments in Real Estate—The Partnership applies the acquisition method to all acquired real estate investments. The purchase consideration of the real estate is recorded at fair value to the acquired tangible assets, consisting primarily of land, site improvements, and building and tenant improvements, and identified intangible assets and liabilities, consisting of the value of above-market and below-market leases, other value of in-place leases, and value of tenant relationships and acquired ground leases, based in each case on their fair values. Loan premiums, in the case of above-market rate loans, or loan discounts, in the case of below-market loans, are recorded based on the fair value of any loans assumed in connection with acquiring the real estate.

        The fair value of the tangible assets of an acquired property is determined by valuing the property as if it were vacant, and the "as-if-vacant" value is then allocated to land (or acquired ground lease if the land is subject to a ground lease), site improvements, and building and tenant improvements based on management's determination of the relative fair values of these assets. Management determines the as-if-vacant fair value of a property using methods similar to those used by independent appraisers. Factors considered by management in performing these analyses include an estimate of carrying costs during the expected lease-up periods considering current market conditions and costs to execute similar leases. In estimating carrying costs, management includes real estate taxes, insurance and other operating expenses, and estimates of lost rental revenue during the expected lease-up periods based on current market demand. Management also estimates costs to execute similar leases, including leasing commissions, legal, and other related costs.

        In allocating the purchase consideration of the identified intangible assets and liabilities of an acquired property, above-market, below-market, and in-place lease values are recorded based on the present value (using an interest rate that reflects the risks associated with the leases acquired) of the difference between (i) the contractual amounts to be paid pursuant to the in-place leases and (ii) management's estimate of fair market lease rates for the corresponding in-place leases measured over a period equal to the remaining noncancelable term of the lease, and for below-market leases, over a period equal to the initial term plus any below-market fixed-rate renewal periods. Acquired above-market and below-market leases are amortized and recorded to rental and other property income over the initial terms of the prospective leases.

        The aggregate value of other acquired intangible assets, consisting of in-place leases and tenant relationships, is measured by the estimated cost of operations during a theoretical lease-up period to replace in-place leases, including lost revenues and any unreimbursed operating expenses, plus an estimate of deferred leasing commissions for in-place leases. The value of in-place leases is amortized to expense over the remaining noncancelable periods of the respective leases. If a lease is terminated prior to its stated expiration, all unamortized amounts relating to that lease are written-off.

        For hotels, an intangible value was assigned to expected revenues from advance bookings, which were calculated based on discounted income, and to franchise affiliation, which were calculated based on the difference between the net projected income in the year of acquisition and an estimate of income without the franchise. Advance bookings were $190,000 and $0 as of December 31, 2013 and 2012, respectively. Franchise affiliation fees were $1,349,000 and $1,743,000 as of December 31, 2013 and 2012, respectively. Advance bookings are amortized over one to three years, and franchise affiliation fee is amortized over 10 years. The franchise affiliation fee is fully amortized once the hotel is no longer affiliated with the franchise.

        A tax abatement intangible asset was recorded for a property acquired in 2011, based on an approval for a property tax abatement, due to the location of the property. The tax abatement intangible is amortized over eight years. Tax abatement was $3,053,000 and $3,604,000 as of December 31, 2013 and 2012, respectively.

        Revenue Recognition—All leases are classified as operating leases and minimum rents are recognized on a straight-line basis over the terms of the leases. The excess of rents recognized over amounts contractually due pursuant to the underlying leases is recorded as deferred rent. Lease incentives paid to tenants are included in other assets and amortized as a reduction to rental revenue on a straight-line basis over the term of the related lease. Lease incentives of $8,337,000 and $3,703,000 are presented net of accumulated amortization of $1,151,000 and $640,000 at December 31, 2013 and 2012, respectively.

        Reimbursements from tenants, consisting of amounts due from tenants for common area maintenance, real estate taxes, insurance, and other recoverable costs, are recognized as revenue in the period the expenses are incurred. Tenant reimbursements are recognized and presented on a gross basis when the Partnership is the primary obligor with respect to incurring expenses and with respect to having the credit risk.

        In addition to minimum rents, certain leases provide for additional rents based upon varying percentages of tenants' sales in excess of annual minimums. Percentage rent is recognized once lessees' specified sales targets have been met. Included in rental and other property revenues for the years ended December 31, 2013, 2012 and 2011, is $99,000, $162,000, and $128,000, respectively, of percentage rent.

        Hotel room sales are recognized upon daily occupancy. Other hotel revenues are recognized as earned upon facility use or food and beverage consumption.

        Accounts Receivable—Accounts receivable are carried net of the allowances for uncollectible amounts. Management's determination of the adequacy of these allowances is based primarily upon evaluation of historical loss experience, individual receivables, current economic conditions, and other relevant factors. The allowances are increased or decreased through the provision for bad debts. The allowance for uncollectible accounts receivable was $76,000 and $144,000 as of December 31, 2013 and 2012, respectively.

        Premiums and Discounts on Notes Payable—Premiums and discounts on notes payable are accreted or amortized on a straight-line basis over the respective term of the loan to interest expense, which approximates the effective interest method.

        Income Taxes—Under applicable federal and state income tax rules, the Partnership is generally not subject to income taxes. Accordingly, no provision for income taxes is included in the accompanying consolidated financial statements. Income or loss is included in the income tax returns of the partners. The Partnership files income tax returns in U.S. federal and state jurisdictions. The Partnership is generally no longer subject to tax examination for state purposes for tax years 2007 and prior and for U.S. federal purposes for tax years 2008 and prior.

        ASC 740, Income Taxes, provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. ASC 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Partnership's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current period. The Partnership has reviewed all open tax years and concluded that the application of ASC 740 resulted in no material effect to the Partnership's consolidated financial position or results of operations.

        Consolidation Considerations for Our Investments in Real Estate—ASC 810-10, Consolidation, addresses how a business enterprise should evaluate whether it has a controlling interest in an entity through means other than voting rights that would require the entity to be consolidated. We analyze our investments in real estate in accordance with this accounting standard to determine whether they are variable interest entities and, if so, whether we are the primary beneficiary. Our judgment with respect to our level of influence or control over an entity and whether we are the primary beneficiary of a variable interest entity involves consideration of various factors, including the form of our ownership interest, our voting interest, the size of our investment (including loans), and our ability to participate in major policy-making decisions. Our ability to correctly assess our influence or control over an entity affects the presentation of these investments in our consolidated financial statements.

        Use of Estimates—The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

        Concentration of Credit Risk—Financial instruments that subject the Partnership to credit risk consist primarily of cash and cash equivalents. The Partnership has its cash and cash equivalents on deposit with high-quality financial institutions. Accounts at each institution are insured by the Federal Deposit Insurance Corporation up to $250,000. Management routinely assesses the financial strength of its tenants and, as a consequence, believes that its accounts receivable credit risk exposure is limited.

        The Partnership's properties are located throughout the United States. The majority of the Partnership's revenues are earned from properties located in Washington, D.C. and California. The Partnership is subject to risks incidental to the ownership and operation of commercial real estate. These include, among others, the risks normally associated with changes in the general economic climate in the communities in which the Partnership operates, trends in the real estate industry, change in tax laws, interest rate levels, availability of financing, and the potential liability under environmental and other laws.

        Fair Value of Financial Instruments—The Partnership discloses the fair value of its mortgage notes payable. The Partnership determines the fair value of mortgage notes payable by performing discounted cash flow analyses using an appropriate market discount rate. The Partnership calculates the market discount rate by obtaining period-end treasury rates for maturities that correspond to the maturities of its debt and then adding an appropriate credit spread. These credit spreads take into account factors, such as the Partnership's credit standing, the maturity of the debt, whether the debt is secured or unsecured, and the loan-to-value ratios of the debt. The carrying amounts of the Partnership's cash and cash equivalents, restricted cash, notes receivable, accounts receivable and accounts payable, and accrued expenses approximate their values due to their short-term maturities at December 31, 2013 and 2012.

        Segment Information—Segment information is prepared on the same basis that our management reviews information for operational decision-making purposes. We operate in three business segments: the acquisition, redevelopment, ownership, and management of office real estate; multifamily real estate; and hospitality real estate. The products for our office segment primarily include rental of office space and other tenant services, including tenant reimbursements, parking, and storage space rental. The products for our multifamily segment include rental of apartments and other tenant services. The products of our hotel segment include revenues generated from the operations of hotel properties, rental income generated from a garage located directly across the street from one of the hotels, and an investment in a note receivable secured by a hotel property.

        Reclassification—Certain prior-year amounts have been reclassified to conform with the current-year presentation. Lease inducements of $3,703,000, net of accumulated amortization of $640,000 at December 31, 2012, and lease inducements of $3,703,000, net of accumulated amortization of $265,000 at December 31, 2011, have been reclassified from deferred rent receivable to other assets to conform with the current-year presentation. Intangible assets of $16,287,000, net of accumulated amortization of $10,940,000 at December 31, 2012, have been reclassified from other assets to other intangible assets. For the year ended December 31, 2012, hotel revenues of $36,858,000 have been reclassified to rental and other property income, other income of $1,529,000 has been reclassified to interest and other income, and hotel operating expenses of $25,582,000 have been reclassified to rental and other property operating expenses. For the year ended December 31, 2011, hotel revenues of $34,695,000 have been reclassified to rental and other property income, other income of $3,566,000 has been reclassified to interest and other income, and hotel operating expenses of $24,834,000 have been reclassified to rental and other property operating expenses.

        Recently Issued Accounting Pronouncements—In January 2014, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2014-04, Receivables—Troubled Debt Restructurings by Creditors (Subtopic 310-40). ASU No. 2014-04 clarifies that an in substance repossession or foreclosure occurs, and a creditor is considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan, upon either (1) the creditor obtaining legal title to the residential real estate property upon completion of a foreclosure or (2) the borrower conveying all interest in the residential real estate property to the creditor to satisfy that loan through completion of a deed in lieu of foreclosure or through a similar legal agreement. Additionally, the amendments require interim and annual disclosure of both (1) the amount of foreclosed residential real estate property held by the creditor and (2) the recorded investment in consumer mortgage loans collateralized by residential real estate property that are in the process of foreclosure according to local requirements of the applicable jurisdiction. An entity can elect to adopt the amendments in ASU No. 2014-04 using either a modified retrospective transition method or a prospective transition method. The amendments in ASU No. 2014-04 are effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2014. The adoption of ASU No. 2014-04 on January 1, 2015, is not expected to have a material impact on our consolidated financial statements or notes to our consolidated financial statements.

        In April 2014, the Financial Accounting Standards Board issued ASU No. 2014-08, Presentation of Financial Statements (Topic 205) and Property, Plant, and Equipment (Topic 360). Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity, which amends the definition of a discontinued operation and requires entities to provide additional disclosures about disposal transactions that do not meet the discontinued-operations criteria. The revised guidance is effective prospectively to all disposals (or classifications as held for sale) that occur in annual periods (and interim periods therein) beginning on or after December 15, 2014, with early adoption permitted. Entities are prohibited from applying the new ASU to any component, equity method investment, or acquired business that is classified as held for sale before the adoption date. The adoption of this guidance is not expected to have a material impact to our consolidated financial statements.

        Other accounting standards updates not effective until after December 31, 2013, are not expected to have a significant effect on the Partnership's consolidated financial statements.